Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2013
Notes to Consolidated Financial Statements [Abstract]
Schedule of Defined Benefit Plans Disclosures [Text Block]

(dollars in millions)	Quoted Prices in Active Markets For Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Category:
Public Equities
Global Equities	$6,840	$1	$—	$6,841
Global Equity Commingled Funds [1]	—	4,881	—	4,881
Enhanced Global Equities [2]	261	2,241	500	3,002
Private Equities [3]	—	—	1,339	1,339
Fixed Income Securities
Governments	424	1,307	—	1,731
Corporate Bonds	—	8,461	296	8,757
Structured Products [4]	—	80	—	80
Real Estate [5]	—	13	1,800	1,813
Other [6]	—	2,110	—	2,110
Cash & Cash Equivalents [7]	2	207	—	209
Subtotal	$7,527	$19,301	$3,935	30,763
Other Assets & Liabilities [8]				592
Total at December 31, 2013				$31,355
Public Equities
Global Equities	$6,413	$—	$—	$6,413
Global Equity Commingled Funds [1]	—	4,114	—	4,114
Enhanced Global Equities [2]	169	1,959	447	2,575
Private Equities [3]	—	—	1,202	1,202
Fixed Income Securities
Governments	1,003	1,421	—	2,424
Corporate Bonds	—	7,699	276	7,975
Structured Products [4]	—	21	—	21
Real Estate [5]	—	19	1,785	1,804
Other [6]	—	2,182	—	2,182
Cash & Cash Equivalents [7]	1	364	—	365
Subtotal	$7,586	$17,779	$3,710	29,075
Other Assets & Liabilities [8]				853
Total at December 31, 2012				$29,928

(dollars in millions)
Net actuarial loss	$430
Prior service credit	(9)
$421

(dollars in millions)	2013	2012	2011
Other Postretirement Benefits:
Service cost	$3	$3	$3
Interest cost	38	37	39
Expected return on plan assets	—	—	(1)
Amortization of prior service credit	(10)	(4)	(2)
Recognized actuarial net gain	(4)	(6)	(8)
Net settlement and curtailment gain	—	(2)	(8)
Net periodic other postretirement benefit cost	$27	$28	$23

(dollars in millions)	2013	2012
Change in Benefit Obligation:
Beginning balance	$1,106	$784
Service cost	3	3
Interest cost	38	37
Actuarial (gain) loss	(62)	45
Total benefits paid	(119)	(107)
Business combinations	—	328
Other	21	16
Ending balance	$987	$1,106

Change in Plan Assets:
Beginning balance	$—	$—
Actual return on plan assets	—	—
Employer contributions	95	85
Benefits paid from plan assets	(119)	(107)
Other	24	22
Ending balance	$—	$—

Funded Status:
Fair value of plan assets	$—	$—
Benefit obligations	(987)	(1,106)
Funded status of plan	$(987)	$(1,106)

Amounts Recognized in the Consolidated Balance Sheet Consist of:
Current liability	$(86)	$(91)
Noncurrent liability	(901)	(1,015)
Net amount recognized	$(987)	$(1,106)

Amounts Recognized in Accumulated Other Comprehensive Loss Consist of:
Net actuarial gain	$(124)	$(65)
Prior service credit	(1)	(11)
Net amount recognized	$(125)	$(76)

(dollars in millions)	2013	2012
Projected benefit obligation	$22,142	$32,278
Accumulated benefit obligation	21,475	31,147
Fair value of plan assets	19,884	25,889

(dollars in millions)	Enhanced Global Equities	Private Equities	Corporate Bonds	Real Estate	Total
Balance, December 31, 2011	$239	$1,159	$110	$1,364	$2,872
Plan assets acquired	63	—	—	79	142
Realized gains	1	174	3	6	184
Unrealized (losses) gains relating to instruments still held in the reporting period	31	(14)	51	115	183
Purchases, sales, and settlements, net	113	(117)	112	221	329
Balance, December 31, 2012	447	1,202	276	1,785	3,710
Realized gains	—	195	—	20	215
Unrealized (losses) gains relating to instruments still held in the reporting period	50	(9)	2	102	145
Purchases, sales, and settlements, net	3	(49)	18	(107)	(135)
Balance, December 31, 2013	$500	$1,339	$296	$1,800	$3,935

(dollars in millions)	2013	2012
Change in Benefit Obligation:
Beginning balance	$35,708	$27,167
Service cost	569	500
Interest cost	1,373	1,331
Actuarial (gain) loss	(3,027)	2,855
Total benefits paid	(1,601)	(1,357)
Net settlement and curtailment gain	(53)	(90)
Plan amendments	224	(195)
Business combinations	—	5,235
Other	(167)	262
Ending balance	$33,026	$35,708

Change in Plan Assets:
Beginning balance	$29,928	$23,542
Actual return on plan assets	3,019	3,306
Employer contributions	236	516
Benefits paid from plan assets	(1,601)	(1,357)
Business combinations	—	3,800
Other	(227)	121
Ending balance	$31,355	$29,928

Funded Status:
Fair value of plan assets	$31,355	$29,928
Benefit obligations	(33,026)	(35,708)
Funded status of plan	$(1,671)	$(5,780)

Amounts Recognized in the Consolidated Balance Sheet Consist of:
Noncurrent assets	$768	$643
Current liability	(74)	(105)
Noncurrent liability	(2,365)	(6,318)
Net amount recognized	$(1,671)	$(5,780)

Amounts Recognized in Accumulated Other Comprehensive Loss Consist of:
Net actuarial loss	$5,261	$10,215
Prior service credit	(37)	(322)
Net amount recognized	$5,224	$9,893

(dollars in millions)
Current year actuarial gain	$(62)
Current year prior service credit	(1)
Amortization of prior service credit	10
Amortization of actuarial net gain	4
Net settlements and curtailments	—
Total recognized in other comprehensive loss	$(49)
Net recognized in net periodic other postretirement benefit cost and other comprehensive loss	$22

	Benefit Obligation		Net Cost
	2013	2012	2013	2012	2011
Discount rate	4.7%	4.0%	4.0%	4.6%	5.4%
Salary scale	4.2%	4.2%	4.2%	4.3%	4.4%
Expected return on plan assets	—	—	7.7%	7.7%	7.9%

	2013 One-Percentage-Point
(dollars in millions)	Increase	Decrease
Effect on total service and interest cost	$3	$(2)
Effect on postretirement benefit obligation	69	(59)

(dollars in millions)	2013	2012	2011
Pension Benefits:
Service cost	$569	$500	$444
Interest cost	1,373	1,331	1,298
Expected return on plan assets	(2,107)	(1,944)	(1,834)
Amortization of prior service credits	(34)	(24)	(12)
Amortization of unrecognized net transition obligation	—	1	1
Recognized actuarial net loss	954	722	462
Net settlement and curtailment loss	1	77	16
Net periodic pension cost - employer	$756	$663	$375

	Benefit Obligation		Net Cost
	2013	2012	2013	2012	2011
Discount rate	4.4%	3.6%	3.6%	4.2%	4.9%
Expected return on plan assets	—	—	—	—	5.0%

	2013	2012
Health care cost trend rate assumed for next year	7.5%	8.0%
Rate that the cost trend rate gradually declines to	5.0%	5.0%
Year that the rate reaches the rate it is assumed to remain at	2019	2019

(dollars in millions)
Current year actuarial gain	$(3,925)
Amortization of actuarial loss	(954)
Current year prior service cost	226
Amortization of prior service credit	34
Other	(50)
Total recognized in other comprehensive loss	$(4,669)
Net recognized in net periodic pension cost and other comprehensive loss	$(3,913)

Disclosure Of Share Based Compensation Arrangements By Share Based Payment Award Text Block

	2013	2012	2011
Expected volatility	26% – 27%	30% – 35%	26% – 32%
Weighted-average volatility	27%	30%	26%
Expected term (in years)	7.3 – 7.6	7.4 – 7.7	7.5 – 8.0
Expected dividends	2.6%	2.3%	2.4%
Risk-free rate	0.1% – 1.9%	0.0% – 2.0%	0.1% – 3.5%

	Stock Options		Stock Appreciation Rights		Performance Share Units		Other Incentive Shares/Units
(shares and units in thousands)	Shares	Average Price*	Shares	Average Price*	Units	Average Price**
Outstanding at:
December 31, 2012	13,806	$52.45	38,421	$68.70	2,791	$74.77	1,284
Granted	309	87.46	6,719	86.87	942	84.03	543
Exercised/earned	(7,840)	49.40	(5,747)	63.19	(886)	71.80	(233)
Cancelled	(36)	75.04	(1,178)	81.31	(146)	78.63	(116)
December 31, 2013	6,239	$57.88	38,215	$72.33	2,701	$78.77	1,478

	Equity Awards Vested and Expected to Vest				Equity Awards That Are Exercisable
(shares in thousands; aggregate intrinsic value in millions)	Awards	Average Price*	Aggregate Intrinsic Value	Remaining Term**	Awards	Average Price*	Aggregate Intrinsic Value	Remaining Term**
Stock Options/Stock Appreciation Rights	43,979	$69.70	$1,939	5.5	27,656	$63.44	$1,393	3.9
Performance Share Units/Restricted Stock	3,722	—	424	1.1

Schedule Of Multiemployer Plans Table [Text Block]

(dollars in millions)		Pension Protection Act Zone Status		FIP/ RP Status	Contributions
Pension Fund	EIN/Pension Plan Number	2013	2012	Pending/ Implemented	2013	2012	2011	Surcharge Imposed	Expiration Date of Collective-Bargaining Agreement
National Elevator Industry Pension Plan	23-2694291	Green	Green	No	$71	$63	$56	No	July 8, 2017
Other funds					34	36	38
					$105	$99	$94